UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ramsey Asset Management
Address: 8200 Greensboro Drive
         Suite 1550
         McLean, VA  22102

13F File Number:  028-10611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel Bender
Title:     Chief Financial Officer
Phone:     703-269-1900

Signature, Place, and Date of Signing:

  /s/ Daniel Bender     McLean, VA     January 26, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    20

Form 13F Information Table Value Total:    $141,955 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENY TECHNOLOGIES INC     COM              01741r102     4987   104337 SH       SOLE                   104337        0        0
AVERY DENNISON CORP            COM              053611109     7838   273300 SH       SOLE                   273300        0        0
COMSTOCK RESOURCES             COM              205768203     4059   265300 SH       SOLE                   265300        0        0
COOPER TIRE & RUBBER CO        COM              216831107     9302   663966 SH       SOLE                   663966        0        0
DOLE FOOD CO INC               COM              256603101     3239   374466 SH       SOLE                   374466        0        0
ELECTRONIC ARTS, INC           COM              285512109    13414   651178 SH       SOLE                   651178        0        0
ENERGY PARTNERS LTD            COM              29270u303     4297   294339 SH       SOLE                   294339        0        0
EXELON CORPORATION             COM              30161n101     9382   216330 SH       SOLE                   216330        0        0
GEORGIA GULF CORP              COM              373200302     4229   217000 SH       SOLE                   217000        0        0
HANMI FINANCIAL CORP           COM              410495204     1387   187500 SH       SOLE                   187500        0        0
KEYCORP                        COM              493267108    12805  1665212 SH       SOLE                  1665212        0        0
KRATON PERFORMANCE POLYMERS IN COM              50077c106     7161   352735 SH       SOLE                   352735        0        0
LAZARD LTD                     COM              G54050102     6915   264849 SH       SOLE                   264849        0        0
MDU RESOURCES GROUP INC        COM              552690109     5727   266859 SH       SOLE                   266859        0        0
NEWELL RUBBERMAID INC          COM              651229106     6387   395479 SH       SOLE                   395479        0        0
PHH CORP                       COM              693320202     4957   463303 SH       SOLE                   463303        0        0
PROTECTIVE LIFE CORP           COM              743674103     9819   435231 SH       SOLE                   435231        0        0
SAGENT PHARMACEUTICALS INC     COM              786692103     7331   349102 SH       SOLE                   349102        0        0
SEAGATE TECHNOLOGY PLC         COM              g7945m107    12299   749966 SH       SOLE                   749966        0        0
ZIONS BANCORPORATION           COM              989701107     6420   394365 SH       SOLE                   394365        0        0